UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX Integrated U.S. Small-Cap
Growth Equity Fund –
.
TQAAX Integrated U.S. Small-Cap
Growth Equity Fund–
.
Advisor  Class
TQAIX Integrated U.S. Small-Cap
Growth Equity Fund–
.
I  Class
(Formerly T. Rowe Price QM U.S. Small-Cap
Growth Equity Fund)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
HIGHLIGHTS
Small-cap growth stocks produced strong gains in 2023, as the equity market rebounded from poor performance in 2022. Your fund lagged its benchmark, the
MSCI US Small Cap Growth Index, but outperformed its Lipper peer group index.
The fund lagged its benchmark due to stock selection in the financials sector and, to a lesser extent, the real estate and information technology sectors, but stock choices in the industrials and business services and consumer staples sectors helped relative performance.
We prefer companies that we believe are higher in quality and have valuations that are more reasonable than those in the MSCI benchmark. Our intention is to outperform through stock selection instead of sector bets, and we believe sector neutrality versus the benchmark helps us avoid risks due to large moves in any individual sector.
There is evidence of a slowdown in manufacturing industries and in some service areas, but the market does not seem to be pricing in a recession. If the lagged effect of the Federal Reserve’s interest rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small-cap growth stocks produced strong gains in 2023, as the equity market rebounded from poor performance in 2022. Your fund returned 21.16% but lagged its benchmark, the MSCI US Small Cap Growth Index. However, the portfolio outperformed its Lipper peer group index, as shown in the
Performance Comparison table. (Performance for the fund’s Advisor and I
Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
The portfolio performed in 2023 as expected, outperforming during periods of market stress when our high-quality and valuation sensitivity was rewarded, but giving up ground during sharp risk-on rallies, when lower-quality and higher-risk stocks led the advance. Despite modestly underperforming our benchmark, we are pleased to have performed better than our Lipper peer group index over the last year, and we continue to believe our longer-term performance (see pages 11 and 12) is a testament to the value of our integrated equity approach to investing.
What factors influenced the
fund’s performance?
The fund lagged its MSCI
benchmark due to stock
selection in the financials
and, to a lesser extent, the
real estate and information
technology sectors. However,
favorable stock choices in
the industrials and business
services and consumer staples
sectors helped the portfolio’s
relative performance. Sector
allocations had minimal
impact on relative results.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Integrated U.S. Small-Cap
Growth Equity Fund –
.
6.30% 21.16%
Integrated U.S. Small-Cap
Growth Equity Fund–
.
Advisor  Class 6.14 20.81
Integrated U.S. Small-Cap
Growth Equity Fund–
.
I  Class 6.37 21.35
MSCI US Small Cap
Growth Index 6.59 22.27
Lipper Small-Cap Growth
Funds Index 5.93 18.36

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

In the financials sector, Affirm Holdings—a financial technology company and consumer lender with leading market share in the buy-now-pay-later
(BNPL) space—produced brisk gains, as the company announced that it is expanding its existing partnership with Amazon.com to become the first
BNPL option available at checkout on Amazon Business. We established a new position late in the year, so we did not capture the stock’s full-year gains.
Also, Kinsale Capital Group, an excess and surplus (E&S) insurance company serving small and medium-sized businesses, fell sharply late in the year after management warned that the company’s extraordinary growth over the last five years is expected to moderate. In addition, Selective Insurance Group is a super-regional property and casualty (P&C) insurer with a focus on standard commercial lines, as well as E&S and personal lines, for small and mid-sized businesses. Our stake appreciated but underperformed the financials sector, as management projected late in the year that they expect a deceleration in new business growth in personal lines. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In the real estate sector, which represents a very small portion of the fund, our holdings appreciated but trailed their benchmark counterparts. Our holdings are real estate investment trusts, such as Rexford Industrial Realty, which owns and operates industrial assets in southern California; Terreno Realty, which focuses primarily on warehouse and flex space in six major metropolitan U.S.
markets; and First Industrial Realty Trust, which owns industrial and logistical real estate in some large markets.
In the information technology sector, our holdings in aggregate underperformed their peers in the MSCI benchmark. One factor that worked against us was a significant underweight in stocks with Bitcoin exposure; our
MSCI benchmark has a fair amount of exposure to Bitcoin-related companies.
In the industrials and business services sector, we own Builders FirstSource, a maker of assorted building products used in new home construction. Shares surged as the company reported better-than-expected third-quarter earnings, and as a sharp drop in mortgage interest rates boosted sentiment toward homebuilding-related industries. Another strong contributor was Saia, a high-
quality, national trucking company serving industrial and retail customers.
The company has been benefiting from a robust economy, improving expense management, pricing power, increasing shipment volumes, and the bankruptcy of trucking competitor Yellow.
Among consumer staples companies, we own Coca-Cola Consolidated, the largest Coca-Cola bottler in the U.S. Shares climbed as the company reported favorable earnings and, later in the year, announced a special $16 per share cash dividend, thanks to strong 2023 operating results and prudent balance

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

sheet management that has made the company net debt-free for the first time in about four decades. Another major contributor was BellRing Brands, which predominantly sells protein and sports nutrition products. Shares were lifted by better-than-expected financial results and a better-than-anticipated outlook from management for fiscal 2024.
How is the fund positioned?
At the end of 2023, various portfolio characteristics reflected our preference for companies that we believe are higher in quality and have valuations that are more reasonable than those in the MSCI benchmark. For example, the historical earnings growth rate of our holdings over five years (20.2%) was notably higher than those in the benchmark (14.1%), though the projected earnings growth rate of our holdings (12.0%) was slightly lower than that of the index (13.5%). Also, the fund’s estimated 12-month forward price/earnings
(P/E) ratio (24.9) was a little lower than that of the index (26.5). In addition, the fund’s return on equity (ROE) for the latest 12 months excluding charges was materially higher (18.2%) than that of the benchmark (11.4%). ROE, which measures how effectively and efficiently a company and its management are using stockholder equity, is one of several important metrics that we consider when making investment decisions.
As shown in the Sector Diversification table on page 6, many of the portfolio’s year-end sector allocations were fairly close to those of the MSCI index. Our intention is to outperform through stock selection instead of sector bets, and we believe sector neutrality versus the benchmark helps us avoid risks due to large moves in any individual sector. However, we may occasionally have small overweights or underweights.
Over the last year, we added a number of new holdings based on favorable rankings in our quantitative analysis. These included: Nutanix, a cloud infrastructure software company that offers businesses a platform for running their apps and transferring data across clouds; Affirm Holdings, mentioned earlier; and Simpson Manufacturing, a maker of structural connectors and fasteners used in homebuilding, house repairs, and nonresidential construction.
Sales are often prompted by declining rankings, elevated valuations, and merger activity, or when a stock moves into the mid-cap universe. That was true for
TechnipFMC, the market leader in subsea oil services; Manhattan Associates, a developer of software for warehouse, order, and transportation management markets; and EMCOR Group, a leading provider of mechanical and electrical construction services. All of these were added to a mid-cap benchmark in the latter part of the year.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

We eliminated our stakes in several companies that received takeover offers, such as Hostess Brands, a maker of snacks and baked goods that was acquired by J.M. Smucker; Aerojet Rocketdyne Holdings, a developer and manufacturer of propulsion systems for defense and space applications, which was bought by L3Harris Technologies; automobile auction company IAA, acquired by Ritchie Bros. Auctioneers; and World Wrestling Entertainment,
a media and entertainment company that was merged with mixed martial arts league Ultimate Fighting Championship and is now owned by Endeavor
Group Holdings.
What is portfolio
management’s outlook?
Despite strong
outperformance by small-
caps over large-caps in
the fourth quarter, large-
cap stocks, as measured
by the S&P 500 Index,
significantly outperformed
small-caps during 2023.
However, most of the S&P
500’s positive return for the
year was attributable to a
handful of tech-oriented
mega-cap stocks.
The economy has been
growing at a healthy pace,
and unemployment is low.
Inflation has steadily declined
and is in the low 3% range.
The Fed signaled in mid-
December that policymakers
might start cutting rates in 2024. Though the Fed’s dot-plot indicated three rate cuts in 2024, the market seems to be pricing in a larger number of rate cuts.
This led to a roughly 100-basis-point decline in intermediate- to long-term rates during the fourth quarter. The result was a broad-based rally in stocks, with very high returns for riskier and lower-quality stocks. There is evidence of a slowdown in manufacturing industries and in some service areas, but the market does not seem to be pricing in a recession. If the lagged effect of rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations. Oil prices have declined
SECTOR DIVERSIFICATION
As of 12/31/23
Integrated
U.S. Small-
Cap Growth
Equity Fund
MSCI US
Small Cap
Growth
Index
Health Care 23.1% 22.8%
Industrials and Business
Services 22.5 22.0
Information Technology 18.7 17.5
Consumer Discretionary 13.5 15.0
Financials 6.5 6.4
Consumer Staples 4.2 3.9
Materials 3.8 3.9
Energy 3.8 3.8
Communication Services 2.1 2.8
Real Estate 0.8 1.3
Utilities 0.3 0.6
Other and Reserves 0.7 0.0
Total 100.0% 100.0%
Based on net assets as of 12/31/23.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

recently as supply from U.S. producers has been robust, which negated the production cuts agreed to by OPEC and other oil-producing nations. A decline in long-term interest rates and mortgage rates might result in an economic acceleration in future quarters.
As inflation declines, companies may have reduced ability to push through price increases, but they will be affected by wage increases. This could weigh on corporate earnings and stock valuation multiples. The S&P 500’s 12-month forward P/E multiple at the end of the year was above its historical average, which seems high for a slowing economic environment.
While the investment landscape has dramatically changed due to elevated inflation and aggressive Fed tightening, and while volatility has been extraordinary at times, we can assure you that our long-standing investment strategy and stock selection process remain the same. We take macroeconomic events into account in the course of monitoring portfolio risks, and we believe that having a bottom-up stock selection process, and not relying on sector bets versus our benchmark, helps us mitigate risks due to large moves in any one sector. We continue to look for high-quality stocks of companies that generate good cash flows and are judicious in deploying capital. We believe that such companies will persevere through challenging economic and financial conditions and distinguish themselves over time with strong operating and share-price performance relative to lower-quality businesses. We are grateful for your continued confidence in our investment management abilities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

RISKS OF INVESTING IN THE FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.
Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
TopBuild 1.0%
Fabrinet 1.0
Weatherford International 0.9
Ensign Group 0.9
Curtiss-Wright 0.9
Comfort Systems USA 0.9
SPS Commerce 0.8
UFP Industries 0.8
Murphy USA 0.8
Onto Innovation 0.8
Texas Roadhouse 0.8
Affirm Holdings 0.8
Nutanix 0.7
Churchill Downs 0.7
Casella Waste Systems 0.7
Molina Healthcare 0.7
Novanta 0.7
Saia 0.7
Qualys 0.7
Karuna Therapeutics 0.7
Medpace Holdings 0.7
Descartes Systems Group 0.7
Wingstop 0.7
Simpson Manufacturing 0.7
Booz Allen Hamilton Holding 0.7
Total 19.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTEGRATED U.S. SMALL-CAP GROWTH EQUITY FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Integrated U.S. Small-Cap
Growth Equity Fund –
.
21.16% 11.46% 9.01% – –
Integrated U.S. Small-Cap
Growth Equity Fund–
.
Advisor  Class 20.81 11.12 – 10.51% 7/5/16
Integrated U.S. Small-Cap
Growth Equity Fund–
.
I  Class 21.35 11.61 – 11.46 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0.03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Integrated U.S. Small-Cap Growth Equity Fund 0.80%
Integrated U.S. Small-Cap Growth Equity Fund–Advisor Class 1.08
Integrated U.S. Small-Cap Growth Equity Fund–I Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTEGRATED U.S. SMALL-CAP GROWTH EQUITY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,063.00 $4.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.12   4.13
Advisor Class
Actual   1,000.00   1,061.40   5.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.71   5.55
I Class
Actual   1,000.00   1,063.70   3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.81%,
the
2
Advisor Class was 1.09%, and the
3
I Class was 0.66%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 34.68 $ 46.35 $ 47.73 $ 39.70 $ 31.16
Investment activities
Net investment loss
(1)(2)
(0.10) (0.09) (0.20) (0.09) (0.06)
Net realized and unrealized gain/
loss 7.42 (10.29) 5.30 9.51 10.24
Total from investment activities 7.32 (10.38) 5.10 9.42 10.18
Distributions
Net realized gain (1.00) (1.29) (6.48) (1.39) (1.64)
NET ASSET VALUE
End of period $ 41.00 $ 34.68 $ 46.35 $ 47.73 $ 39.70
Ratios/Supplemental Data
Total return
(2)(3)
21.16% (22.41)% 11.30% 23.84% 32.76%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.80% 0.78% 0.78% 0.79%
Net expenses after waivers/
payments by Price Associates 0.80% 0.80% 0.78% 0.78% 0.79%
Net investment loss (0.26)% (0.25)% (0.40)% (0.23)% (0.16)%
Portfolio turnover rate 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end of period (in
millions) $3,737 $3,354 $5,524 $5,747 $5,254
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 34.20 $ 45.86 $ 47.43 $ 39.48 $ 31.10
Investment activities
Net investment loss
(1)(2)
(0.21) (0.19) (0.36) (0.21) (0.18)
Net realized and unrealized gain/
loss 7.31 (10.18) 5.27 9.42 10.20
Total from investment activities 7.10 (10.37) 4.91 9.21 10.02
Distributions
Net realized gain (1.00) (1.29) (6.48) (1.26) (1.64)
... .... .... .... .... ....
Redemption fees added to paid-in
capital
(1)(3)
— — — — —
(4)
NET ASSET VALUE
End of period $ 40.30 $ 34.20 $ 45.86 $ 47.43 $ 39.48

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(5)
20.81% (22.63)% 10.97% 23.43% 32.30%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.09% 1.08% 1.09% 1.10% 1.11%
Net expenses after waivers/
payments by Price Associates 1.09% 1.08% 1.09% 1.10% 1.11%
Net investment loss (0.56)% (0.52)% (0.71)% (0.55)% (0.49)%
Portfolio turnover rate 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end of period (in
thousands) $14,519 $17,483 $28,195 $32,629 $24,781
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 34.93 $ 46.61 $ 47.89 $ 39.82 $ 31.21
Investment activities
Net investment loss
(1)(2)
(0.05) (0.03) (0.13) (0.04) (0.01)
Net realized and unrealized gain/
loss 7.49 (10.36) 5.33 9.55 10.26
Total from investment activities 7.44 (10.39) 5.20 9.51 10.25
Distributions
Net realized gain (1.00) (1.29) (6.48) (1.44) (1.64)
NET ASSET VALUE
End of period $ 41.37 $ 34.93 $ 46.61 $ 47.89 $ 39.82
Ratios/Supplemental Data
Total return
(2)(3)
21.35% (22.31)% 11.47% 24.00% 32.93%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.65% 0.65%
Net investment loss (0.12)% (0.09)% (0.26)% (0.10)% (0.02)%
Portfolio turnover rate 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end of period (in
millions) $4,041 $3,259 $4,246 $4,317 $3,303
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings  264,400 20,110
GCI Liberty, Class A, EC  (1)(2) 547,999 —
Iridium Communications  902,300 37,139
57,249
Entertainment 0.7%
Endeavor Group Holdings, Class A  (3) 1,396,800 33,146
TKO Group Holdings  273,700 22,329
55,475
Media 0.7%
Nexstar Media Group  289,500 45,379
Thryv Holdings  (1) 309,500 6,298
51,677
Total Communication Services 164,401
CONSUMER DISCRETIONARY 13.5%
Automobile Components 0.6%
LCI Industries  39,700 4,991
Patrick Industries  161,750 16,231
Visteon  (1) 175,500 21,920
43,142
Distributors 0.4%
Pool  86,000 34,289
34,289
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions  (1) 177,154 16,695
Duolingo  (1) 110,900 25,158
Grand Canyon Education  (1) 286,200 37,790
79,643
Hotels, Restaurants & Leisure 5.0%
Bloomin' Brands  721,500 20,310
Boyd Gaming  705,400 44,165
Cava Group  (1)(3) 98,121 4,217
Choice Hotels International  246,800 27,962
Churchill Downs  426,180 57,505
Domino's Pizza  85,087 35,075
Everi Holdings  (1) 354,900 4,000
Hilton Grand Vacations  (1) 363,000 14,585
Light & Wonder  (1) 250,500 20,569
Red Rock Resorts, Class A  266,300 14,202

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SeaWorld Entertainment  (1) 154,600 8,168
Texas Roadhouse  480,700 58,756
Travel + Leisure  213,400 8,342
Wendy's  1,064,700 20,740
Wingstop  207,000 53,112
391,708
Household Durables 2.5%
Cavco Industries  (1) 76,714 26,591
Green Brick Partners  (1) 356,300 18,506
Skyline Champion  (1) 361,300 26,830
Tempur Sealy International  898,600 45,802
TopBuild  (1) 213,000 79,717
197,446
Leisure Products 0.6%
Brunswick  200,340 19,383
Mattel  (1) 1,633,200 30,835
50,218
Specialty Retail 2.7%
Abercrombie & Fitch, Class A  (1) 218,900 19,311
Academy Sports & Outdoors  305,500 20,163
Asbury Automotive Group  (1) 110,200 24,792
Carvana  (1)(3) 406,600 21,525
Dick's Sporting Goods  190,100 27,935
Murphy USA  170,600 60,829
Penske Automotive Group  136,500 21,910
Valvoline  (1) 333,900 12,548
209,013
Textiles, Apparel & Luxury Goods 0.7%
Crocs (1) 202,100 18,878
Deckers Outdoor  (1) 53,700 35,895
54,773
Total Consumer Discretionary 1,060,232
CONSUMER STAPLES 4.2%
Beverages 0.8%
Celsius Holdings  (1)(3) 238,300 12,992
Coca-Cola Consolidated  51,700 47,998
60,990
Consumer Staples Distribution & Retail 0.8%
BJ's Wholesale Club Holdings  (1) 102,400 6,826
Casey's General Stores  77,400 21,265
Performance Food Group  (1) 469,300 32,452
60,543

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.7%
Post Holdings  (1) 384,900 33,894
Simply Good Foods  (1) 478,400 18,945
52,839
Personal Care Products 1.9%
BellRing Brands  (1) 858,900 47,609
Coty, Class A  (1) 1,505,900 18,703
elf Beauty  (1) 331,500 47,849
Inter Parfums  241,200 34,735
148,896
Total Consumer Staples 323,268
ENERGY 3.8%
Energy Equipment & Services 2.3%
ChampionX  696,300 20,339
Expro Group Holdings  (1) 441,200 7,024
Noble  558,500 26,897
TechnipFMC  837,400 16,865
Tidewater  (1) 342,900 24,727
Transocean  (1) 1,794,600 11,396
Weatherford International  (1) 740,500 72,443
179,691
Oil, Gas & Consumable Fuels 1.5%
Centrus Energy, Class A  (1) 216,400 11,774
Kosmos Energy  (1) 2,281,500 15,309
Matador Resources  669,000 38,039
PBF Energy, Class A  67,000 2,945
Range Resources  274,900 8,368
SM Energy  377,400 14,613
Southwestern Energy  (1) 3,857,000 25,264
116,312
Total Energy 296,003
FINANCIALS 6.5%
Banks 0.7%
Bancorp (1) 841,600 32,452
ServisFirst Bancshares  275,500 18,357
50,809
Capital Markets 1.9%
Blue Owl Capital  (3) 1,601,200 23,858
FactSet Research Systems  63,100 30,102
Hamilton Lane, Class A  247,400 28,065
LPL Financial Holdings  66,200 15,068
MarketAxess Holdings  83,700 24,512

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
StoneX Group  (1) 327,150 24,153
145,758
Financial Services 2.0%
Affirm Holdings  (1)(3) 1,190,400 58,496
Euronet Worldwide  (1) 227,300 23,069
EVERTEC  440,700 18,042
NCR Atleos  (1) 200,000 4,858
Payoneer Global  (1) 2,924,500 15,237
Shift4 Payments, Class A  (1) 493,900 36,716
156,418
Insurance 1.9%
Kinsale Capital Group  53,200 17,817
Palomar Holdings  (1) 104,780 5,815
Primerica  203,600 41,893
RLI  165,200 21,992
Ryan Specialty Holdings  (1) 667,000 28,694
Selective Insurance Group  290,400 28,889
145,100
Total Financials 498,085
HEALTH CARE 23.1%
Biotechnology 10.2%
ACADIA Pharmaceuticals  (1) 981,312 30,725
Agios Pharmaceuticals  (1) 290,281 6,465
Akero Therapeutics  (1) 397,856 9,290
Alector  (1) 172,126 1,374
Alkermes  (1) 716,800 19,884
Allogene Therapeutics  (1)(3) 365,301 1,173
Amicus Therapeutics  (1) 940,700 13,349
Arcellx  (1) 156,400 8,680
Avidity Biosciences  (1)(3) 420,774 3,808
Biohaven  (1) 758,766 32,475
Biomea Fusion  (1)(3) 130,400 1,893
Blueprint Medicines  (1) 493,085 45,482
Bridgebio Pharma  (1)(3) 454,100 18,332
Catalyst Pharmaceuticals  (1) 875,000 14,709
Cerevel Therapeutics Holdings  (1)(3) 488,200 20,700
Crinetics Pharmaceuticals  (1) 201,681 7,176
CRISPR Therapeutics  (1)(3) 402,458 25,194
Cymabay Therapeutics  (1) 443,546 10,477
Cytokinetics  (1)(3) 484,300 40,434
Day One Biopharmaceuticals  (1) 237,820 3,472
Denali Therapeutics  (1) 257,800 5,532
Exelixis  (1) 1,619,900 38,861
Halozyme Therapeutics  (1) 1,009,700 37,319

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ideaya Biosciences  (1) 218,602 7,778
IGM Biosciences  (1)(3) 143,152 1,190
ImmunoGen  (1) 738,800 21,905
Immunovant  (1) 201,318 8,482
Insmed  (1) 1,152,693 35,722
Intellia Therapeutics  (1) 333,296 10,162
Ionis Pharmaceuticals  (1)(3) 641,100 32,433
Iovance Biotherapeutics  (1) 908,758 7,388
Karuna Therapeutics  (1) 172,650 54,645
Krystal Biotech  (1) 83,800 10,396
Kymera Therapeutics  (1)(3) 355,700 9,056
Madrigal Pharmaceuticals  (1)(3) 39,037 9,032
Monte Rosa Therapeutics  (1) 79,200 447
MoonLake Immunotherapeutics  (1) 81,100 4,898
Morphic Holding  (1) 199,226 5,754
Natera  (1) 365,100 22,870
Neurocrine Biosciences  (1) 169,226 22,297
Nurix Therapeutics  (1) 149,800 1,546
Nuvalent, Class A  (1) 133,665 9,836
Prothena  (1) 418,230 15,198
PTC Therapeutics  (1) 456,100 12,570
Relay Therapeutics  (1) 630,300 6,940
Replimune Group  (1) 468,666 3,951
REVOLUTION Medicines  (1) 221,392 6,350
Rhythm Pharmaceuticals  (1) 199,000 9,148
Rocket Pharmaceuticals  (1) 286,029 8,572
Scholar Rock Holding  (1)(3) 349,151 6,564
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $—  (1)(4) 22,712 295
SpringWorks Therapeutics  (1) 121,323 4,428
Ultragenyx Pharmaceutical  (1) 332,052 15,879
Vaxcyte  (1) 266,200 16,717
Xencor  (1) 468,800 9,953
Zentalis Pharmaceuticals  (1) 158,711 2,404
791,610
Health Care Equipment & Supplies 4.4%
AtriCure (1) 262,200 9,358
CONMED  215,500 23,599
Embecta  82,400 1,560
Globus Medical, Class A  (1) 628,700 33,504
Haemonetics  (1) 274,200 23,447
Inari Medical  (1) 260,900 16,938
Inspire Medical Systems  (1) 125,800 25,592
iRhythm Technologies  (1) 165,500 17,715
Lantheus Holdings  (1) 584,200 36,220

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Merit Medical Systems  (1) 576,400 43,783
Omnicell  (1) 212,200 7,985
Penumbra  (1) 92,400 23,242
PROCEPT BioRobotics  (1) 401,584 16,830
Shockwave Medical  (1) 72,299 13,777
STERIS  145,866 32,069
TransMedics Group  (1)(3) 198,500 15,668
341,287
Health Care Providers & Services 4.3%
Addus HomeCare  (1) 281,800 26,165
AMN Healthcare Services  (1) 361,200 27,047
Chemed  17,800 10,409
CorVel  (1) 160,566 39,693
Ensign Group  637,000 71,478
Guardant Health  (1) 529,664 14,327
Molina Healthcare  (1) 155,700 56,256
NeoGenomics  (1) 438,600 7,097
Option Care Health  (1) 1,243,751 41,902
Tenet Healthcare  (1) 545,300 41,208
335,582
Health Care Technology 0.2%
Evolent Health, Class A  (1) 446,600 14,751
14,751
Life Sciences Tools & Services 2.4%
10X Genomics, Class A  (1) 465,200 26,033
Bruker  205,600 15,107
Charles River Laboratories International  (1) 114,700 27,115
Medpace Holdings  (1) 178,100 54,593
Repligen  (1) 190,900 34,324
West Pharmaceutical Services  94,700 33,346
190,518
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals  (1) 432,000 26,719
Arvinas  (1) 253,965 10,453
Catalent  (1) 363,241 16,321
Intra-Cellular Therapies  (1) 506,100 36,247
Pacira BioSciences  (1) 260,100 8,776
Pliant Therapeutics  (1) 191,918 3,476
Prestige Consumer Healthcare  (1) 265,800 16,272
Supernus Pharmaceuticals  (1) 303,400 8,780
127,044
Total Health Care 1,800,792

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 22.5%
Aerospace & Defense 2.0%
Cadre Holdings  262,100 8,620
Curtiss-Wright  313,700 69,889
Leonardo DRS  (1) 1,428,464 28,626
Moog, Class A  50,100 7,254
Woodward  312,500 42,541
156,930
Air Freight & Logistics 0.5%
GXO Logistics  (1) 623,400 38,127
38,127
Building Products 3.2%
AAON  391,500 28,920
AZEK  (1) 587,300 22,464
Builders FirstSource  (1) 245,800 41,034
CSW Industrials  149,000 30,904
Gibraltar Industries  (1) 112,900 8,917
Simpson Manufacturing  266,700 52,801
UFP Industries  497,200 62,424
247,464
Commercial Services & Supplies 1.8%
Casella Waste Systems, Class A  (1) 660,700 56,463
Clean Harbors  (1) 224,000 39,090
MSA Safety  156,800 26,473
Rentokil Initial, ADR  (3) 673,260 19,262
141,288
Construction & Engineering 1.9%
API Group  (1) 995,600 34,448
Comfort Systems USA  327,500 67,357
EMCOR Group  71,800 15,468
WillScot Mobile Mini Holdings  (1) 618,900 27,541
144,814
Electrical Equipment 1.2%
Array Technologies  (1) 761,500 12,793
Atkore  (1) 298,143 47,703
Vertiv Holdings, Class A  769,700 36,969
97,465
Ground Transportation 1.7%
Landstar System  164,900 31,933
Saia  (1) 126,400 55,391
XPO  (1) 531,400 46,545
133,869

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 4.2%
Albany International, Class A  49,600 4,872
Federal Signal  538,400 41,317
John Bean Technologies  244,400 24,305
Kadant  171,400 48,045
Lincoln Electric Holdings  177,600 38,621
RBC Bearings  (1) 171,125 48,752
SPX Technologies  (1) 413,200 41,737
Symbotic  (1)(3) 280,300 14,388
Toro  130,300 12,507
Watts Water Technologies, Class A  244,700 50,981
325,525
Professional Services 4.4%
ASGN (1) 134,500 12,935
Booz Allen Hamilton Holding  403,100 51,561
Broadridge Financial Solutions  111,900 23,023
CACI International, Class A  (1) 152,600 49,421
CBIZ  (1) 611,700 38,286
ExlService Holdings  (1) 1,578,000 48,681
Exponent  77,316 6,807
FTI Consulting  (1) 186,200 37,082
Insperity  261,600 30,665
NV5 Global  (1) 85,500 9,501
Paylocity Holding  (1) 80,400 13,254
Verra Mobility  (1) 1,005,300 23,152
344,368
Trading Companies & Distributors 1.6%
Boise Cascade  30,500 3,945
Core & Main, Class A  (1) 818,500 33,076
Herc Holdings  99,000 14,740
McGrath RentCorp  88,956 10,641
SiteOne Landscape Supply  (1) 206,396 33,539
Watsco  (3) 58,300 24,980
120,921
Total Industrials & Business Services 1,750,771
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.1%
Extreme Networks  (1) 460,300 8,120
8,120
Electronic Equipment, Instruments & Components 3.1%
Advanced Energy Industries  265,500 28,918
Fabrinet  (1) 397,100 75,580
Littelfuse  64,300 17,204

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Novanta  (1) 329,700 55,525
Teledyne Technologies  (1) 55,730 24,872
Vontier  976,600 33,741
Zebra Technologies, Class A  (1) 25,200 6,888
242,728
IT Services 0.5%
Gartner (1) 47,400 21,382
Perficient  (1) 288,600 18,996
40,378
Semiconductors & Semiconductor Equipment 4.7%
Axcelis Technologies  (1) 333,800 43,291
Cirrus Logic  (1) 241,130 20,060
Diodes  (1) 419,500 33,778
Entegris  118,600 14,211
FormFactor  (1) 357,900 14,928
Kulicke & Soffa Industries  432,300 23,655
Lattice Semiconductor  (1) 463,600 31,984
MaxLinear  (1) 514,008 12,218
MKS Instruments  111,900 11,511
Monolithic Power Systems  40,607 25,614
Onto Innovation  (1) 394,200 60,273
Photronics  (1) 99,800 3,131
Power Integrations  307,500 25,249
Rambus  (1) 680,300 46,430
366,333
Software 10.2%
A10 Networks  788,200 10,381
ACI Worldwide  (1) 446,600 13,666
Agilysys  (1) 281,600 23,885
Appfolio, Class A  (1) 143,300 24,825
Aspen Technology  (1) 48,076 10,584
Blackbaud  (1) 267,900 23,227
Box, Class A  (1) 1,058,700 27,113
Descartes Systems Group  (1) 637,300 53,571
DoubleVerify Holdings  (1) 954,651 35,112
Fair Isaac  (1) 30,000 34,920
Fortinet  (1) 330,400 19,338
Informatica, Class A  (1) 808,700 22,959
Manhattan Associates  (1) 160,600 34,580
Marathon Digital Holdings  (1) 533,000 12,520
MicroStrategy, Class A  (1)(3) 44,100 27,855
NCR Voyix  (1) 473,900 8,014
Nutanix, Class A  (1) 1,222,100 58,282
PowerSchool Holdings, Class A  (1)(3) 860,200 20,266

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PTC  (1) 215,250 37,660
Qualys  (1) 278,500 54,664
Rapid7  (1) 344,100 19,648
Riot Platforms  (1) 394,300 6,100
Sapiens International  654,900 18,953
Smartsheet, Class A  (1) 687,500 32,876
SPS Commerce  (1) 322,600 62,533
Tenable Holdings  (1) 629,500 28,995
Teradata  (1) 402,500 17,513
Tyler Technologies  (1) 75,800 31,694
Workiva  (1) 227,300 23,078
794,812
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A  (1) 80,000 2,853
Super Micro Computer  (1) 22,700 6,452
9,305
Total Information Technology 1,461,676
MATERIALS 3.8%
Chemicals 1.4%
Axalta Coating Systems  (1) 1,018,700 34,605
Balchem  97,800 14,548
Element Solutions  790,300 18,288
Olin  556,400 30,018
Quaker Chemical  58,900 12,570
110,029
Construction Materials 0.7%
Eagle Materials  252,300 51,177
51,177
Containers & Packaging 0.2%
Graphic Packaging Holding  756,000 18,635
18,635
Metals & Mining 1.1%
Alpha Metallurgical Resources  97,200 32,943
ATI  (1) 954,100 43,383
Ivanhoe Electric  (1) 635,735 6,408
82,734
Paper & Forest Products 0.4%
Louisiana-Pacific  480,900 34,062
34,062
Total Materials 296,637

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.8%
Industrial Real Estate Investment Trusts 0.6%
First Industrial Realty Trust, REIT  424,100 22,338
Rexford Industrial Realty, REIT  251,500 14,109
Terreno Realty, REIT  160,400 10,052
46,499
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  219,800 15,505
15,505
Total Real Estate 62,004
UTILITIES 0.3%
Independent Power & Renewable Electricity Producers 0.3%
Ormat Technologies  284,100 21,532
Total Utilities 21,532
Total Common Stocks (Cost $5,232,005) 7,735,401
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 58,204,426 58,204
Total Short-Term Investments (Cost $58,204) 58,204
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 185,644,380 185,644
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 185,644
Total Securities Lending Collateral (Cost $185,644) 185,644
Total Investments in Securities
102.4% of Net Assets
(Cost $5,475,853) $ 7,979,249

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$295 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 3,583++
Totals $ —# $ — $ 3,583+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 105,019  ¤   ¤ $ 243,848
Total $ 243,848^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $3,583 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $243,848.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,475,853) $ 7,979,249
Receivable for shares sold 11,813
Receivable for investment securities sold 8,360
Dividends receivable 1,665
Cash 459
Other assets 675
Total assets 8,002,221
Liabilities
Obligation to return securities lending collateral 185,644
Payable for shares redeemed 9,526
Payable for investment securities purchased 9,429
Investment management fees payable 4,073
Due to affiliates 107
Payable to directors 6
Other liabilities 877
Total liabilities 209,662
NET ASSETS $ 7,792,559

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,596,757
Paid-in capital applicable to 189,192,632 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,195,802
NET ASSETS $ 7,792,559
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,736,871; Shares outstanding: 91,147,714) $ 41.00
Advisor Class
(Net assets: $14,519; Shares outstanding: 360,298) $ 40.30
I Class
(Net assets: $4,041,169; Shares outstanding: 97,684,620) $ 41.37

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $89) $ 38,431
Securities lending 537
Other 3
Total income 38,971
Expenses
Investment management 46,024
Shareholder servicing
Investor Class $ 5,015
Advisor Class 24
I Class 202 5,241
Rule 12b-1 fees
Advisor Class 39
Prospectus and shareholder reports
Investor Class 491
Advisor Class 6
I Class 241 738
Proxy and annual meeting 369
Custody and accounting 283
Registration 136
Legal and audit 30
Directors 25
Miscellaneous 57
Total expenses 52,942
Net investment loss (13,971)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 263,303
Change in net unrealized gain / loss on securities 1,131,227
Net realized and unrealized gain / loss 1,394,530
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,380,559

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (13,971) $ (12,742)
Net realized gain 263,303 159,530
Change in net unrealized gain / loss 1,131,227 (2,282,935)
Increase (decrease) in net assets from operations 1,380,559 (2,136,147)
Distributions to shareholders
Net earnings
Investor Class (88,962) (122,439)
Advisor Class (349) (636)
I Class (95,107) (117,304)
Decrease in net assets from distributions (184,418) (240,379)
Capital share transactions
*
Shares sold
Investor Class 632,200 608,257
Advisor Class 2,151 2,866
I Class 755,418 1,149,059
Distributions reinvested
Investor Class 83,773 115,243
Advisor Class 349 636
I Class 90,830 110,347
Shares redeemed
Investor Class (918,817) (1,583,159)
Advisor Class (7,949) (7,822)
I Class (671,761) (1,186,327)
Decrease in net assets from capital share
transactions (33,806) (790,900)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 1,162,335 (3,167,426)
Beginning of period 6,630,224 9,797,650
End of period $ 7,792,559 $ 6,630,224
*Share information (000s)
Shares sold
Investor Class 16,650 15,895
Advisor Class 57 75
I Class 19,762 30,274
Distributions reinvested
Investor Class 2,091 3,295
Advisor Class 9 18
I Class 2,247 3,132
Shares redeemed
Investor Class (24,305) (41,650)
Advisor Class (217) (197)
I Class (17,609) (31,224)
Decrease in shares outstanding (1,315) (20,382)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation), formerly the Quantitative
Management Funds, Inc., is registered under the Investment Company Act of 1940 (the
1940 Act). The Integrated U.S. Small-Cap Growth Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund, is a diversified,  open-
end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the Integrated U.S. Small-
Cap Growth Equity Fund (Investor Class), the Integrated U.S. Small-Cap Growth
Equity Fund–Advisor Class (Advisor Class) and the Integrated U.S. Small-Cap Growth
Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,735,106 $ 295 $ — $ 7,735,401
Short-Term Investments 58,204 — — 58,204
Securities Lending Collateral 185,644 — — 185,644
Total $ 7,978,954 $ 295 $ — $ 7,979,249

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$177,094,000; the value of cash collateral and related investments was $185,644,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,659,982,000 and $2,893,709,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Long-term capital gain $ 184,418 $ 240,379

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Cost of investments $ 5,485,997
Unrealized appreciation $ 2,739,309
Unrealized depreciation (246,057)
Net unrealized appreciation (depreciation) $ 2,493,252
($000s)
Undistributed long-term capital gain $ 103,505
Net unrealized appreciation (depreciation) 2,493,252
Total distributable earnings (loss) $ 2,596,757

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to
June 1, 2023, the Advisor Class was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $1,045,000 for T. Rowe Price Services, Inc.; and
$140,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $186,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
(formerly T. Rowe Price Quantitative Management Funds, Inc.) and Shareholders
of T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (formerly T.
Rowe Price QM U.S. Small-Cap Growth Equity Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Cap Growth Equity
Fund (formerly T. Rowe Price QM U.S. Small-Cap Growth Equity Fund) (one of the
funds constituting T. Rowe Price Integrated Equity Funds, Inc. (formerly T. Rowe
Price Quantitative Management Funds, Inc.), referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $194,965,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $31,513,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $29,782,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
David Corris (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Head of Disciplined Equities
and Portfolio Manager, Bank of Montreal Global
Asset Management (to 2021)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Prashant G. Jeyaganesh (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vidya Kadiyam, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Rinald Murataj, Ph.D. (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sudhir Nanda, Ph.D., CFA (1959)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Jordan S. Pryor (1991)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter Stournaras (1973)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Chief
Portfolio Strategist, JP Morgan Private Bank (to
2020); Private Consultant and Advisor, Pteleos
Consulting (to 2018)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282421 F120-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024